Expense Example, No Redemption - FT Vest Laddered U.S. Equity Uncapped Accelerator ETF - FT Vest Laddered U.S. Equity Uncapped Accelerator ETF	Mar. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 97
Expense Example, No Redemption, 3 Years	$ 303